Investments - Equity Method Investments (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Equity Method Investments [Line Items]
Equity Method Investment in LanzaJet	$ 9,594	$ 10,164	$ 9,835	$ 10,561	$ 24,752
Equity Security Investment in SGLT	14,990	14,990	14,990	14,990
Total Investment	$ 24,584	$ 25,154	$ 24,825	25,551	24,752
LanzaJet
Schedule of Equity Method Investments [Line Items]
Equity Method Investment in LanzaJet				$ 10,561	12,433
SGLT
Schedule of Equity Method Investments [Line Items]
Equity Method Investment in LanzaJet					$ 12,319